Property, plant and equipment - Unproved mineral interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 59,864	€ 56,299
Currency translation differences	(5,493)	2,774
Property, plant and equipment - end of the year	50,536	59,864
Unproved mineral interest
Property, plant and equipment
Property, plant and equipment - beginning of the year	2,679	2,159
Additions	215	844
Net (impairments) reversals	(72)	(352)
Reclassification to Proved Mineral Interest	(1,066)	(133)
Currency translation differences and other changes	(388)	161
Property, plant and equipment - end of the year	1,368	2,679
Unproved mineral interest | Congo
Property, plant and equipment
Property, plant and equipment - beginning of the year	16	429
Net (impairments) reversals	(4)	(421)
Currency translation differences and other changes	(3)	8
Property, plant and equipment - end of the year	9	16
Unproved mineral interest | Nigeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	981	924
Additions	27
Reclassification to Proved Mineral Interest	(20)	(2)
Currency translation differences and other changes	(114)	59
Property, plant and equipment - end of the year	874	981
Unproved mineral interest | United States of America
Property, plant and equipment
Property, plant and equipment - beginning of the year	77	23
Net (impairments) reversals	(36)	(74)
Reclassification to Proved Mineral Interest		(24)
Currency translation differences and other changes	(8)	4
Property, plant and equipment - end of the year	33	77
Unproved mineral interest | Algeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	187	215
Additions	63
Reclassification to Proved Mineral Interest	(100)	(40)
Currency translation differences and other changes	(20)	12
Property, plant and equipment - end of the year	130	187
Unproved mineral interest | Egypt
Property, plant and equipment
Property, plant and equipment - beginning of the year	3	2
Additions		15
Net (impairments) reversals		(5)
Reclassification to Proved Mineral Interest		(9)
Currency translation differences and other changes	(1)
Property, plant and equipment - end of the year	2	3
Unproved mineral interest | United Arab Emirates
Property, plant and equipment
Property, plant and equipment - beginning of the year	445	475
Net (impairments) reversals	(22)
Reclassification to Proved Mineral Interest	(54)	(58)
Currency translation differences and other changes	(137)	28
Property, plant and equipment - end of the year	232	445
Unproved mineral interest | Italy
Property, plant and equipment
Property, plant and equipment - beginning of the year	2	2
Net (impairments) reversals	(2)
Property, plant and equipment - end of the year		2
Unproved mineral interest | Indonesia
Property, plant and equipment
Property, plant and equipment - beginning of the year	848	89
Additions	115	709
Reclassification to Proved Mineral Interest	(804)
Currency translation differences and other changes	(124)	50
Property, plant and equipment - end of the year	35	848
Unproved mineral interest | Netherlands
Property, plant and equipment
Property, plant and equipment - beginning of the year	120
Additions		120
Net (impairments) reversals	(8)
Reclassification to Proved Mineral Interest	(88)
Property, plant and equipment - end of the year	24	€ 120
Unproved mineral interest | Tunisia
Property, plant and equipment
Additions	7
Property, plant and equipment - end of the year	7
Unproved mineral interest | Australia
Property, plant and equipment
Additions	3
Currency translation differences and other changes	19
Property, plant and equipment - end of the year	€ 22